UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2023

FRANKLIN

INTERNATIONAL EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin International Equity Fund for the six-month reporting period ended March 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

II	Franklin International Equity Fund

Performance review

For the six months ended March 31, 2023, Class C shares of Franklin International Equity Fund, excluding sales charges, returned 27.54%. The Fund’s unmanaged benchmark, the MSCI EAFE Index (NR)i, returned 27.27% for the same period. The Lipper International Multi-Cap Core Funds Category Averageii returned 25.22% over the same time frame.

Performance Snapshot as of March 31, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin International Equity Fund:
Class A	28.07%
Class C	27.54%
Class FI	28.02%
Class R	27.88%
Class I	28.26%
Class IS	28.31%
MSCI EAFE Index (NR)	27.27%
Lipper International Multi-Cap Core Funds Category Average	25.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 30, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.28%, 2.11%, 1.33%, 1.59%, 0.99% and 0.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.28% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for

Franklin International Equity Fund	III

Performance review (cont’d)

Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The MSCI EAFE Index (NR) is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 353 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Franklin International Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and September 30, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin International Equity Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	28.07%	$1,000.00	$1,280.70	1.28%	$7.28	Class A	5.00%	$1,000.00	$1,018.55	1.28%	$6.44
Class C	27.54	1,000.00	1,275.40	2.11	11.97	Class C	5.00	1,000.00	1,014.41	2.11	10.60
Class FI	28.02	1,000.00	1,280.20	1.33	7.56	Class FI	5.00	1,000.00	1,018.30	1.33	6.69
Class R	27.88	1,000.00	1,278.80	1.61	9.15	Class R	5.00	1,000.00	1,016.90	1.61	8.10
Class I	28.26	1,000.00	1,282.60	1.01	5.75	Class I	5.00	1,000.00	1,019.90	1.01	5.09
Class IS	28.31	1,000.00	1,283.10	0.91	5.18	Class IS	5.00	1,000.00	1,020.39	0.91	4.58

2	Franklin International Equity Fund 2023 Semi-Annual Report

[1]	For the six months ended March 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio (except for non-recurring expenses, if any) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin International Equity Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2023

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 97.8%
Communication Services — 3.7%
Diversified Telecommunication Services — 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	300,000	$408,432	(a)
Koninklijke KPN NV	224,915	794,752	(a)
Orange SA	55,000	653,410	(a)
Telefonica SA	210,000	904,432	(a)
Total Diversified Telecommunication Services		2,761,026
Entertainment — 0.4%
Bollore SE	90,000	556,348	(a)
Interactive Media & Services — 0.9%
Auto Trader Group PLC	50,549	385,572	(a)
Kakaku.com Inc.	18,000	247,092	(a)
Rightmove PLC	110,933	772,166	(a)
Total Interactive Media & Services		1,404,830
Media — 0.7%
Vivendi SE	46,000	465,131	(a)
WPP PLC	55,077	654,366	(a)
Total Media		1,119,497
Total Communication Services		5,841,701
Consumer Discretionary — 12.9%
Automobile Components — 0.6%
Cie Generale des Etablissements Michelin SCA	16,948	518,071	(a)
NGK Spark Plug Co. Ltd.	27,000	558,709	(a)
Total Automobile Components		1,076,780
Automobiles — 3.1%
Honda Motor Co. Ltd.	37,400	989,274	(a)
Isuzu Motors Ltd.	43,900	524,648	(a)
Mercedes-Benz Group AG	20,335	1,563,818	(a)
Toyota Motor Corp.	53,645	763,658	(a)
Volkswagen AG	2,300	394,508	(a)
Yamaha Motor Co. Ltd.	26,100	683,058	(a)
Total Automobiles		4,918,964
Broadline Retail — 0.8%
Dollarama Inc.	7,000	418,342
Next PLC	10,168	826,454	(a)
Total Broadline Retail		1,244,796
Distributors — 0.4%
Inchcape PLC	62,956	603,479	(a)
Diversified Consumer Services — 0.3%
Pearson PLC	45,000	470,922	(a)

See Notes to Financial Statements.

4	Franklin International Equity Fund 2023 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.7%
InterContinental Hotels Group PLC	9,524	$623,495	(a)
La Francaise des Jeux SAEM	12,000	500,132	(a)
Total Hotels, Restaurants & Leisure		1,123,627
Household Durables — 0.8%
Rinnai Corp.	18,000	440,839	(a)
Sony Group Corp.	9,542	869,117	(a)
Total Household Durables		1,309,956
Leisure Products — 0.5%
Sankyo Co. Ltd.	18,500	772,406	(a)
Specialty Retail — 0.9%
Industria de Diseno Textil SA	24,572	825,502	(a)
JD Sports Fashion PLC	273,197	601,641	(a)
Total Specialty Retail		1,427,143
Textiles, Apparel & Luxury Goods — 4.8%
Burberry Group PLC	25,643	821,085	(a)
Cie Financiere Richemont SA, Registered Shares	9,524	1,527,232	(a)
Hermes International	890	1,802,479	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,033	1,866,108	(a)
Pandora A/S	9,302	892,882	(a)
Swatch Group AG, Registered Shares	11,862	752,129	(a)
Total Textiles, Apparel & Luxury Goods		7,661,915
Total Consumer Discretionary		20,609,988
Consumer Staples — 10.6%
Beverages — 1.3%
Diageo PLC	25,643	1,144,439	(a)
Kirin Holdings Co. Ltd.	32,000	506,265	(a)
Remy Cointreau SA	2,564	466,862	(a)
Total Beverages		2,117,566
Consumer Staples Distribution & Retail — 3.9%
Carrefour SA	36,879	745,604	(a)
Empire Co. Ltd., Class A Shares	33,100	887,320
George Weston Ltd.	7,600	1,007,148
Jeronimo Martins SGPS SA	30,177	708,340	(a)
Koninklijke Ahold Delhaize NV	25,885	884,364	(a)
Lawson Inc.	12,700	537,691	(a)
Loblaw Cos. Ltd.	9,300	847,563
Tesco PLC	177,946	583,384	(a)
Total Consumer Staples Distribution & Retail		6,201,414
Food Products — 3.0%
Nestle SA, Registered Shares	22,777	2,777,212	(a)

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Food Products — continued
Saputo Inc.	15,000	$388,124
Toyo Suisan Kaisha Ltd.	12,900	539,104	(a)
WH Group Ltd.	411,173	245,120	(a)
Yakult Honsha Co. Ltd.	12,100	879,191	(a)
Total Food Products		4,828,751
Personal Care Products — 1.8%
Kao Corp.	8,500	330,865	(a)
L’Oreal SA	3,966	1,772,178	(a)
Unilever PLC, Euronext Amsterdam	15,251	789,481	(a)
Total Personal Care Products		2,892,524
Tobacco — 0.6%
Japan Tobacco Inc.	45,100	952,672	(a)
Total Consumer Staples		16,992,927
Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
BP PLC	250,000	1,580,131	(a)
Eni SpA	92,855	1,294,990	(a)
Equinor ASA	25,394	721,911	(a)
Imperial Oil Ltd.	15,000	762,819
Repsol SA	82,891	1,274,688	(a)
Shell PLC, AEX	16,713	478,846	(a)
Shell PLC, LSE	33,689	960,089	(a)
TotalEnergies SE	12,779	753,498	(a)
Total Energy		7,826,972
Financials — 17.2%
Banks — 9.8%
Banco Bilbao Vizcaya Argentaria SA	146,536	1,047,639	(a)
Banco do Brasil SA	80,000	617,783
Banco Santander SA	372,829	1,389,340	(a)
Bank Leumi Le-Israel BM	75,000	567,359	(a)
Barclays PLC	415,197	747,315	(a)
BNP Paribas SA	22,911	1,368,190	(a)
Commerzbank AG	82,000	863,316	*(a)
Danske Bank A/S	31,166	627,022	*(a)
Erste Group Bank AG	15,000	496,941	(a)
Hana Financial Group Inc.	12,000	375,828	(a)
HSBC Holdings PLC	180,000	1,223,371	(a)
ING Groep NV	62,278	739,573	(a)
Lloyds Banking Group PLC	1,909,013	1,122,401	(a)
NatWest Group PLC	212,440	693,198	(a)

See Notes to Financial Statements.

6	Franklin International Equity Fund 2023 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Nordea Bank Abp	55,000	$587,306	(a)
Societe Generale SA	32,970	742,859	(a)
Sumitomo Mitsui Financial Group Inc.	29,200	1,168,513	(a)
UniCredit SpA	68,000	1,281,655	(a)
Total Banks		15,659,609
Capital Markets — 1.8%
3i Group PLC	36,633	763,560	(a)
Deutsche Bank AG, Registered Shares	58,614	596,058	(a)
SBI Holdings Inc.	22,900	454,790	(a)
UBS Group AG, Registered Shares	53,000	1,121,522	(a)
Total Capital Markets		2,935,930
Insurance — 5.6%
AIA Group Ltd.	45,000	471,931	(a)
Allianz SE, Registered Shares	7,795	1,799,367	(a)
Aviva PLC	120,000	599,417	(a)
Dai-ichi Life Holdings Inc.	35,000	643,422	(a)
Direct Line Insurance Group PLC	188,350	319,962	(a)
Japan Post Insurance Co. Ltd.	35,600	554,856	(a)
Legal & General Group PLC	280,808	830,520	(a)
MS&AD Insurance Group Holdings Inc.	18,900	585,728	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,380	1,531,405	(a)
NN Group NV	18,767	681,428	(a)
Samsung Fire & Marine Insurance Co. Ltd.	2,323	367,202	(a)
SCOR SE	20,724	471,207	(a)
Total Insurance		8,856,445
Total Financials		27,451,984
Health Care — 12.5%
Biotechnology — 0.7%
CSL Ltd.	1,739	336,793	(a)
Genmab A/S	2,118	800,615	*(a)
Total Biotechnology		1,137,408
Health Care Equipment & Supplies — 1.1%
Hoya Corp.	5,700	629,920	(a)
Inmode Ltd.	17,000	543,320	*
Terumo Corp.	24,000	649,088	(a)
Total Health Care Equipment & Supplies		1,822,328
Health Care Providers & Services — 0.2%
Sonic Healthcare Ltd.	14,653	343,510	(a)

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Life Sciences Tools & Services — 0.3%
QIAGEN NV	11,000	$501,011	*(a)
Pharmaceuticals — 10.2%
AstraZeneca PLC	9,439	1,307,814	(a)
Chugai Pharmaceutical Co. Ltd.	29,700	733,371	(a)
GSK PLC	58,400	1,031,889	(a)
Ipsen SA	4,800	528,538	(a)
Nippon Shinyaku Co. Ltd.	8,000	353,001	(a)
Novartis AG, Registered Shares	22,000	2,020,008	(a)
Novo Nordisk A/S, Class B Shares	24,719	3,925,906	(a)
Ono Pharmaceutical Co. Ltd.	26,000	541,793	(a)
Otsuka Holdings Co. Ltd.	18,500	587,368	(a)
Roche Holding AG	8,500	2,428,812	(a)
Sanofi	20,000	2,169,575	(a)
Shionogi & Co. Ltd.	13,300	599,903	(a)
Total Pharmaceuticals		16,227,978
Total Health Care		20,032,235
Industrials — 16.2%
Aerospace & Defense — 1.6%
Airbus SE	6,594	880,744	(a)
BAE Systems PLC	36,000	435,461	(a)
Bombardier Inc., Class B Shares	9,500	518,617	*
Thales SA	5,000	739,234	(a)
Total Aerospace & Defense		2,574,056
Air Freight & Logistics — 0.5%
DSV A/S	4,300	833,760	(a)
Building Products — 1.0%
Cie de Saint-Gobain	19,942	1,133,575	(a)
TOTO Ltd.	13,000	435,549	(a)
Total Building Products		1,569,124
Construction & Engineering — 0.3%
Taisei Corp.	16,000	495,022	(a)
Electrical Equipment — 0.4%
Legrand SA	7,700	703,567	(a)
Ground Transportation — 0.3%
TFI International Inc.	4,000	477,307
Industrial Conglomerates — 1.6%
Jardine Cycle & Carriage Ltd.	14,300	336,751	(a)
Jardine Matheson Holdings Ltd.	13,400	651,806	(a)

See Notes to Financial Statements.

8	Franklin International Equity Fund 2023 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrial Conglomerates — continued
Siemens AG, Registered Shares	6,270	$1,015,764	(a)
Smiths Group PLC	22,338	473,762	(a)
Total Industrial Conglomerates		2,478,083
Machinery — 2.6%
Amada Co. Ltd.	59,500	557,720	(a)
ANDRITZ AG	11,739	794,310	(a)
CNH Industrial NV	47,776	731,029	(a)
GEA Group AG	19,488	888,995	(a)
Georg Fischer AG, Registered Shares	5,857	455,852	(a)
Mitsubishi Heavy Industries Ltd.	10,000	368,410	(a)
NGK Insulators Ltd.	29,200	387,207	(a)
Total Machinery		4,183,523
Marine Transportation — 0.7%
A.P. Moller - Maersk A/S, Class B Shares	220	399,896	(a)
Kuehne + Nagel International AG, Registered Shares	2,542	757,097	(a)
Total Marine Transportation		1,156,993
Passenger Airlines — 1.1%
Deutsche Lufthansa AG, Registered Shares	49,036	545,403	*(a)
Qantas Airways Ltd.	150,000	669,518	*(a)
Singapore Airlines Ltd.	108,000	465,855	(a)
Total Passenger Airlines		1,680,776
Professional Services — 1.4%
Bureau Veritas SA	25,821	741,901	(a)
Recruit Holdings Co. Ltd	16,000	440,145	(a)
Wolters Kluwer NV	8,792	1,109,872	(a)
Total Professional Services		2,291,918
Trading Companies & Distributors — 3.9%
Bunzl PLC	23,026	869,752	(a)
Ferguson PLC	6,000	793,271	(a)
Howden Joinery Group PLC	85,000	733,934	(a)
Marubeni Corp.	60,000	815,983	(a)
Mitsubishi Corp.	44,845	1,611,570	(a)
Mitsui & Co. Ltd.	44,899	1,399,495	(a)
Total Trading Companies & Distributors		6,224,005
Transportation Infrastructure — 0.8%
Aena SME SA	2,849	460,707	*(a)
Kamigumi Co. Ltd.	36,400	764,703	(a)
Total Transportation Infrastructure		1,225,410
Total Industrials		25,893,544

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Information Technology — 7.7%
Communications Equipment — 1.0%
Nokia Oyj	180,097	$884,076	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	121,844	714,228	(a)
Total Communications Equipment		1,598,304
Electronic Equipment, Instruments & Components — 0.6%
Hirose Electric Co. Ltd.	2,500	327,067	(a)
TDK Corp.	16,500	592,286	(a)
Total Electronic Equipment, Instruments & Components		919,353
Semiconductors & Semiconductor Equipment — 3.5%
ASM International NV	2,000	811,802	(a)
ASML Holding NV	6,096	4,154,108	(a)
Tokyo Electron Ltd.	5,100	623,047	(a)
Total Semiconductors & Semiconductor Equipment		5,588,957
Software — 1.5%
Check Point Software Technologies Ltd.	8,054	1,047,020	*
Open Text Corp.	10,800	416,577
SAP SE	7,979	1,007,513	(a)
Total Software		2,471,110
Technology Hardware, Storage & Peripherals — 1.1%
Brother Industries Ltd.	39,000	587,571	(a)
Logitech International SA, Registered Shares	13,557	791,275	(a)
Seiko Epson Corp.	29,000	414,353	(a)
Total Technology Hardware, Storage & Peripherals		1,793,199
Total Information Technology		12,370,923
Materials — 6.5%
Chemicals — 2.8%
K+S AG, Registered Shares	19,534	415,974	(a)
Mitsubishi Gas Chemical Co. Inc.	42,300	629,417	(a)
Nitto Denko Corp.	10,200	660,157	(a)
Shin-Etsu Chemical Co. Ltd.	50,000	1,623,053	(a)
Solvay SA	4,619	528,258	(a)
Yara International ASA	13,188	573,158	(a)
Total Chemicals		4,430,017
Construction Materials — 0.3%
HeidelbergCement AG	7,000	511,120	(a)
Metals & Mining — 3.4%
ArcelorMittal SA	16,460	498,677	(a)
BHP Group Ltd.	37,492	1,190,975	(a)
BlueScope Steel Ltd.	30,000	406,061	(a)
Evraz PLC	161,909	0	*(a)(b)(c)

See Notes to Financial Statements.

10	Franklin International Equity Fund 2023 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Metals & Mining — continued
Glencore PLC	247,753	$1,425,625	(a)
Rio Tinto PLC	12,000	814,536	(a)
South32 Ltd.	225,000	659,414	(a)
Teck Resources Ltd., Class B Shares	12,000	438,180
Total Metals & Mining		5,433,468
Total Materials		10,374,605
Real Estate — 2.4%
Diversified REITs — 0.3%
Stockland	197,823	529,729	(a)
Office REITs — 0.2%
Dexus	70,000	353,908	(a)
Real Estate Management & Development — 1.6%
CK Asset Holdings Ltd.	146,500	888,182	(a)
Daito Trust Construction Co. Ltd.	6,500	647,594	(a)
PSP Swiss Property AG, Registered Shares	4,000	455,197	(a)
Swire Pacific Ltd., Class A Shares	60,000	461,099	(a)
Total Real Estate Management & Development		2,452,072
Retail REITs — 0.3%
Klepierre SA	18,317	415,287	(a)
Total Real Estate		3,750,996
Utilities — 3.2%
Electric Utilities — 0.9%
Endesa SA	25,000	542,995	(a)
Iberdrola SA	65,940	821,468	(a)
Total Electric Utilities		1,364,463
Gas Utilities — 1.1%
AltaGas Ltd.	21,000	350,078
Snam SpA	120,000	636,245	(a)
Tokyo Gas Co. Ltd.	36,600	687,831	(a)
Total Gas Utilities		1,674,154
Independent Power and Renewable Electricity Producers — 0.2%
Orron Energy AB	280,000	368,060	(a)
Multi-Utilities — 1.0%
Centrica PLC	659,411	863,588	(a)
Engie SA	50,839	804,512	(a)
Total Multi-Utilities		1,668,100
Total Utilities		5,074,777
Total Investments before Short-Term Investments (Cost — $146,902,713)		156,220,652

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 1.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,247,186)	4.716%	2,247,186	$2,247,186	(d)
Total Investments — 99.2% (Cost — $149,149,899)			158,467,838
Other Assets in Excess of Liabilities — 0.8%			1,286,245
Total Net Assets — 100.0%			$159,754,083

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

AEX	— Amsterdam Stock Exchange

LSE	— London Stock Exchange

See Notes to Financial Statements.

12	Franklin International Equity Fund 2023 Semi-Annual Report

Franklin International Equity Fund

Summary of Investments by Country**
Japan	19.7%
United Kingdom	13.6
France	11.8
Germany	7.0
Netherlands	6.7
United States	6.7
Switzerland	5.0
Denmark	4.7
Spain	4.6
Canada	4.1
Australia	4.0
Italy	2.0
Hong Kong	1.7
Israel	1.3
Finland	0.9
Austria	0.8
Brazil	0.8
Sweden	0.7
Singapore	0.5
South Korea	0.5
Norway	0.5
Portugal	0.4
Belgium	0.3
Luxembourg	0.3
Russia	0.0 †
Short-Term Investments	1.4
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2023 and are subject to change.

†	Represents less than 0.1%.

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2023

Assets:
Investments, at value (Cost — $149,149,899)	$158,467,838
Foreign currency, at value (Cost — $18,585)	18,450
Dividends and interest receivable	1,504,311
European Union tax reclaims receivable (Note 1)	261,652
Receivable for Fund shares sold	216,034
Other assets	133,184
Prepaid expenses	27,089
Total Assets	160,628,558

Liabilities:
Payable for Fund shares repurchased	473,437
Trustees’ fees payable	136,451
European Union tax reclaim contingent fees payable (Note 1)	91,629
Investment management fee payable	82,946
Service and/or distribution fees payable	7,919
Accrued expenses	82,093
Total Liabilities	874,475
Total Net Assets	$159,754,083

Net Assets:
Par value (Note 7)	$100
Paid-in capital in excess of par value	151,087,903
Total distributable earnings (loss)	8,666,080
Total Net Assets	$159,754,083

See Notes to Financial Statements.

14	Franklin International Equity Fund 2023 Semi-Annual Report

Net Assets:
Class A	$24,701,254
Class C	$2,258,465
Class FI	$2,276,327
Class R	$1,101,091
Class I	$8,272,462
Class IS	$121,144,484

Shares Outstanding:
Class A	1,602,899
Class C	143,136
Class FI	140,554
Class R	67,803
Class I	511,897
Class IS	7,519,960

Net Asset Value:
Class A (and redemption price)	$15.41
Class C*	$15.78
Class FI (and redemption price)	$16.20
Class R (and redemption price)	$16.24
Class I (and redemption price)	$16.16
Class IS (and redemption price)	$16.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$16.31

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended March 31, 2023

Investment Income:
Dividends	$2,043,896
European Union tax reclaims (Note 1)	261,652
Less: Foreign taxes withheld	(212,216)
Total Investment Income	2,093,332

Expenses:
Investment management fee (Note 2)	572,809
European Union tax reclaim contingent fees (Note 1)	91,629
Service and/or distribution fees (Notes 2 and 5)	45,337
Registration fees	42,707
Fund accounting fees	35,288
Transfer agent fees (Note 5)	25,068
Audit and tax fees	20,182
Legal fees	14,951
Custody fees	13,137
Shareholder reports	8,226
Trustees’ fees	5,802
Commitment fees (Note 8)	629
Insurance	521
Interest expense	298
Fees recaptured by investment manager (Note 2)	196
Miscellaneous expenses	11,866
Total Expenses	888,646
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(79,843)
Net Expenses	808,803
Net Investment Income	1,284,529

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 9):
Net Realized Gain (Loss) From:
Investment transactions	(1,175,097)
Foreign currency transactions	31,998
Net Realized Loss	(1,143,099)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	36,367,676
Foreign currencies	71,804
Change in Net Unrealized Appreciation (Depreciation)	36,439,480
Net Gain on Investments and Foreign Currency Transactions	35,296,381
Increase in Net Assets From Operations	$36,580,910

See Notes to Financial Statements.

16	Franklin International Equity Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2023 (unaudited) and the Year Ended September 30, 2022	2023	2022

Operations:
Net investment income	$1,284,529	$6,087,473
Net realized gain (loss)	(1,143,099)	2,661,925
Change in net unrealized appreciation (depreciation)	36,439,480	(58,153,405)
Increase (Decrease) in Net Assets From Operations	36,580,910	(49,404,007)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,103,550)	(15,274,234)
Decrease in Net Assets From Distributions to Shareholders	(6,103,550)	(15,274,234)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,456,393	34,206,190
Reinvestment of distributions	6,076,652	15,217,634
Cost of shares repurchased	(14,148,010)	(68,650,857)
Shares redeemed in-kind (Note 9)	—	(35,707,184)
Decrease in Net Assets From Fund Share Transactions	(614,965)	(54,934,217)
Increase (Decrease) in Net Assets	29,862,395	(119,612,458)

Net Assets:
Beginning of period	129,891,688	249,504,146
End of period	$159,754,083	$129,891,688

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.51	$17.51	$14.16	$14.86	$16.03	$16.43

Income (loss) from operations:
Net investment income	0.10	0.42	0.28	0.21	0.36	0.31
Net realized and unrealized gain (loss)	3.37	(4.36)	3.31	(0.55)	(1.18)	(0.29)
Total income (loss) from operations	3.47	(3.94)	3.59	(0.34)	(0.82)	0.02

Less distributions from:
Net investment income	(0.55)	(0.33)	(0.24)	(0.28)	(0.35)	(0.42)
Net realized gains	(0.02)	(0.73)	—	(0.08)	—	—
Total distributions	(0.57)	(1.06)	(0.24)	(0.36)	(0.35)	(0.42)

Net asset value, end of period	$15.41	$12.51	$17.51	$14.16	$14.86	$16.03
Total return[3]	28.07%	(23.94)%	25.53%	(2.44)%	(5.00)%	0.10%

Net assets, end of period (000s)	$24,701	$19,460	$26,636	$25,030	$28,031	$11,678

Ratios to average net assets:
Gross expenses	1.38%[4]	1.28%	1.29%	1.30%	1.36%[5]	1.34%[5]
Net expenses[6,7]	1.28 [4]	1.24	1.24	1.24	1.27 [5]	1.29 [5]
Net investment income	1.33 [4]	2.70	1.68	1.45	2.46	1.90

Portfolio turnover rate	15%	33%[8]	41%	49%	50%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to May 21, 2021, the expense limitation was 1.30%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Franklin International Equity Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.73	$17.76	$14.35	$14.90	$16.02	$16.40

Income (loss) from operations:
Net investment income	0.04	0.30	0.13	0.08	0.18	0.18
Net realized and unrealized gain (loss)	3.44	(4.44)	3.37	(0.55)	(1.08)	(0.29)
Total income (loss) from operations	3.48	(4.14)	3.50	(0.47)	(0.90)	(0.11)

Less distributions from:
Net investment income	(0.41)	(0.16)	(0.09)	—	(0.22)	(0.27)
Net realized gains	(0.02)	(0.73)	—	(0.08)	—	—
Total distributions	(0.43)	(0.89)	(0.09)	(0.08)	(0.22)	(0.27)

Net asset value, end of period	$15.78	$12.73	$17.76	$14.35	$14.90	$16.02
Total return[3]	27.54%	(24.50)%	24.49%	(3.14)%	(5.60)%	(0.72)%

Net assets, end of period (000s)	$2,258	$2,057	$3,132	$3,955	$7,971	$31,696

Ratios to average net assets:
Gross expenses	2.44%[4]	2.11%	2.09%	2.05%	2.11%[5]	2.10%[5]
Net expenses[6,7]	2.11 [4]	2.05	2.04	1.99	2.00 [5]	2.05 [5]
Net investment income	0.40 [4]	1.87	0.75	0.55	1.25	1.08

Portfolio turnover rate	15%	33%[8]	41%	49%	50%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.11	$18.30	$14.77	$15.48	$16.65	$17.05

Income (loss) from operations:
Net investment income	0.11	0.43	0.27	0.20	0.32	0.30
Net realized and unrealized gain (loss)	3.53	(4.57)	3.47	(0.57)	(1.17)	(0.28)
Total income (loss) from operations	3.64	(4.14)	3.74	(0.37)	(0.85)	0.02

Less distributions from:
Net investment income	(0.53)	(0.32)	(0.21)	(0.26)	(0.32)	(0.42)
Net realized gains	(0.02)	(0.73)	—	(0.08)	—	—
Total distributions	(0.55)	(1.05)	(0.21)	(0.34)	(0.32)	(0.42)

Net asset value, end of period	$16.20	$13.11	$18.30	$14.77	$15.48	$16.65
Total return[3]	28.02%	(23.98)%	25.52%	(2.49)%	(5.04)%	0.08%

Net assets, end of period (000s)	$2,276	$1,808	$2,897	$3,639	$4,826	$6,540

Ratios to average net assets:
Gross expenses	1.43%[4]	1.33%	1.31%	1.33%	1.38%[5]	1.35%[5]
Net expenses[6,7]	1.33 [4]	1.28	1.26	1.27	1.28 [5]	1.30 [5]
Net investment income	1.28 [4]	2.62	1.57	1.36	2.12	1.74

Portfolio turnover rate	15%	33%[8]	41%	49%	50%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	Franklin International Equity Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.14	$18.17	$14.69	$15.38	$16.57	$17.00

Income (loss) from operations:
Net investment income	0.08	0.37	0.20	0.16	0.29	0.31
Net realized and unrealized gain (loss)	3.54	(4.55)	3.46	(0.56)	(1.18)	(0.33)
Total income (loss) from operations	3.62	(4.18)	3.66	(0.40)	(0.89)	(0.02)

Less distributions from:
Net investment income	(0.50)	(0.12)	(0.18)	(0.21)	(0.30)	(0.41)
Net realized gains	(0.02)	(0.73)	—	(0.08)	—	—
Total distributions	(0.52)	(0.85)	(0.18)	(0.29)	(0.30)	(0.41)

Net asset value, end of period	$16.24	$13.14	$18.17	$14.69	$15.38	$16.57
Total return[3]	27.88%	(24.13)%	25.08%	(2.77)%	(5.23)%	(0.14)%

Net assets, end of period (000s)	$1,101	$919	$1,136	$3,199	$4,228	$4,971

Ratios to average net assets:
Gross expenses	1.71%[4]	1.60%[5]	1.62%	1.65%[5]	1.64%[5]	1.65%[5]
Net expenses[6,7]	1.61 [4,5]	1.55 [5]	1.55	1.55 [5]	1.55 [5]	1.55 [5]
Net investment income	0.96 [4]	2.28	1.16	1.10	1.93	1.80

Portfolio turnover rate	15%	33%[8]	41%	49%	50%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.11	$18.30	$14.78	$15.49	$16.68	$17.06

Income (loss) from operations:
Net investment income	0.14	0.49	0.28	0.25	0.39	0.39
Net realized and unrealized gain (loss)	3.52	(4.57)	3.52	(0.56)	(1.19)	(0.32)
Total income (loss) from operations	3.66	(4.08)	3.80	(0.31)	(0.80)	0.07

Less distributions from:
Net investment income	(0.59)	(0.38)	(0.28)	(0.32)	(0.39)	(0.45)
Net realized gains	(0.02)	(0.73)	—	(0.08)	—	—
Total distributions	(0.61)	(1.11)	(0.28)	(0.40)	(0.39)	(0.45)

Net asset value, end of period	$16.16	$13.11	$18.30	$14.78	$15.49	$16.68
Total return[3]	28.26%	(23.73)%	25.92%	(2.21)%	(4.62)%	0.41%

Net assets, end of period (000s)	$8,272	$5,897	$9,397	$21,116	$25,660	$26,068

Ratios to average net assets:
Gross expenses	1.11%[4]	1.00%[5]	1.01%	1.04%[5]	1.05%[5]	1.03%
Net expenses[6,7]	1.01 [4,5]	0.95 [5]	0.95	0.95 [5]	0.95 [5]	0.95
Net investment income	1.68 [4]	2.96	1.60	1.72	2.58	2.27

Portfolio turnover rate	15%	33%[8]	41%	49%	50%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	Franklin International Equity Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.08	$18.27	$14.76	$15.46	$16.66	$17.04

Income (loss) from operations:
Net investment income	0.13	0.49	0.37	0.29	0.37	0.40
Net realized and unrealized gain (loss)	3.53	(4.55)	3.43	(0.58)	(1.16)	(0.31)
Total income (loss) from operations	3.66	(4.06)	3.80	(0.29)	(0.79)	0.09

Less distributions from:
Net investment income	(0.61)	(0.40)	(0.29)	(0.33)	(0.41)	(0.47)
Net realized gains	(0.02)	(0.73)	—	(0.08)	—	—
Total distributions	(0.63)	(1.13)	(0.29)	(0.41)	(0.41)	(0.47)

Net asset value, end of period	$16.11	$13.08	$18.27	$14.76	$15.46	$16.66
Total return[3]	28.31%	(23.65)%	26.02%	(2.06)%	(4.57)%	0.50%

Net assets, end of period (000s)	$121,144	$99,750	$206,307	$165,268	$145,197	$216,187

Ratios to average net assets:
Gross expenses	1.01%[4]	0.90%	0.90%	0.91%[5]	0.92%[5]	0.90%[5]
Net expenses[6,7]	0.91 [4]	0.85	0.85	0.85 [5]	0.85 [5]	0.85 [5]
Net investment income	1.64 [4]	2.94	2.11	1.95	2.43	2.32

Portfolio turnover rate	15%	33%[8]	41%	49%	50%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

24	Franklin International Equity Fund 2023 Semi-Annual Report

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin International Equity Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$418,342	$20,191,646	—		$20,609,988
Consumer Staples	3,130,155	13,862,772	—		16,992,927
Energy	762,819	7,064,153	—		7,826,972
Financials	617,783	26,834,201	—		27,451,984
Health Care	543,320	19,488,915	—		20,032,235
Industrials	995,924	24,897,620	—		25,893,544
Information Technology	1,463,597	10,907,326	—		12,370,923
Materials	438,180	9,936,425	$0	**	10,374,605
Utilities	350,078	4,724,699	—		5,074,777
Other Common Stocks	—	9,592,697	—		9,592,697
Total Long-Term Investments	8,720,198	147,500,454	0	**	156,220,652
Short-Term Investments†	2,247,186	—	—		2,247,186
Total Investments	$10,967,384	$147,500,454	$0	**	$158,467,838

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

26	Franklin International Equity Fund 2023 Semi-Annual Report

the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Franklin International Equity Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

28	Franklin International Equity Fund 2023 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $79,843.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin International Equity Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at March 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2023	$16,024	$3,461	$2,686	$3,418	$21,857	$110,350
Expires September 30, 2024	12,741	1,739	1,448	2,307	9,448	85,027
Expires September 30, 2025	10,789	1,728	1,112	468	3,592	76,763
Expires September 30, 2026	11,536	3,761	1,066	539	3,538	59,403
Total fee waivers/expense reimbursements subject to recapture	$51,090	$10,689	$6,312	$6,732	$38,435	$331,543

For the six months ended March 31, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class R	Class I
LMPFA recaptured	$114	$82

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$533
CDSCs	10

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an

30	Franklin International Equity Fund 2023 Semi-Annual Report

amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2023, Franklin Resources and its affiliates owned 72% of the Fund.

3. Investments

During the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$22,874,266
Sales	29,580,599

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$149,149,899	$20,809,181	$(11,491,242)	$9,317,939

4. Derivative instruments and hedging activities

During the six months ended March 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$28,647	$13,710
Class C	11,363	4,895
Class FI	2,646	1,752
Class R	2,681	957
Class I	—	3,390
Class IS	—	364
Total	$45,337	$25,068

Franklin International Equity Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$11,535
Class C	3,761
Class FI	1,066
Class R	540
Class I	3,538
Class IS	59,403
Total	$79,843

6. Distributions to shareholders by class

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Net Investment Income:
Class A	$849,676	$492,507
Class C	63,998	29,272
Class FI	72,997	48,173
Class R	35,828	7,281
Class I	264,327	186,399
Class IS	4,643,034	4,536,375
Total	$5,929,860	$5,300,007

Net Realized Gains:
Class A	$26,775	$1,098,202
Class C	2,729	131,406
Class FI	2,371	110,082
Class R	1,229	46,078
Class I	7,770	362,220
Class IS	132,816	8,226,239
Total	$173,690	$9,974,227

7. Shares of beneficial interest

At March 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

32	Franklin International Equity Fund 2023 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	108,943	$1,590,023	129,330	$1,964,300
Shares issued on reinvestment	60,061	857,667	95,018	1,551,643
Shares repurchased	(121,913)	(1,770,737)	(189,891)	(2,963,979)
Net increase	47,091	$676,953	34,457	$551,964

Class C
Shares sold	8,256	$121,497	20,417	$340,805
Shares issued on reinvestment	4,513	66,164	9,491	158,688
Shares repurchased	(31,259)	(473,030)	(44,574)	(689,153)
Net decrease	(18,490)	$(285,369)	(14,666)	$(189,660)

Class FI
Shares sold	260	$3,937	904	$15,334
Shares issued on reinvestment	4,883	73,301	8,915	152,635
Shares repurchased	(2,509)	(36,860)	(30,183)	(490,412)
Net increase (decrease)	2,634	$40,378	(20,364)	$(322,443)

Class R
Shares sold	6,392	$97,329	19,801	$310,044
Shares issued on reinvestment	2,461	37,057	3,104	53,359
Shares repurchased	(10,997)	(173,329)	(15,445)	(250,557)
Net increase (decrease)	(2,144)	$(38,943)	7,460	$112,846

Class I
Shares sold	78,633	$1,227,425	81,445	$1,392,701
Shares issued on reinvestment	17,822	266,613	31,558	538,695
Shares repurchased	(34,396)	(519,885)	(176,754)	(2,923,783)
Net increase (decrease)	62,059	$974,153	(63,751)	$(992,387)

Class IS
Shares sold	288,683	$4,416,182	2,005,537	$30,183,006
Shares issued on reinvestment	320,312	4,775,850	749,860	12,762,614
Shares repurchased	(716,587)	(11,174,169)	(4,074,675)	(61,332,973)
Shares redeemed in-kind	—	—	(2,347,613)	(35,707,184)
Net decrease	(107,592)	$(1,982,137)	(3,666,891)	$(54,094,537)

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

Franklin International Equity Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2023.

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended March 31, 2023, the Fund had no redemptions in-kind. For the year ended September 30, 2022, the Fund had redemptions in-kind with total proceeds in the amount of $35,707,184. The net realized gain on these redemptions in-kind amounted to $2,438,317, which was not realized for tax purposes.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

11. Other matter

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may

34	Franklin International Equity Fund 2023 Semi-Annual Report

have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at March 31, 2023.

Franklin International Equity Fund 2023 Semi-Annual Report	35

Franklin

International Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin International Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin International Equity Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX012837 05/23 SR23-4642

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 24, 2023